VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Leases [Abstract]
Depreciation of vessels under finance lease	$ (5,967)	$ (15,827)
Interest expense on obligations under finance lease	(3,552)	(10,069)
Contingent rental income	2,555	13,145
Total finance lease expense, net	$ 6,964	$ 12,751